Series-A Convertible Preferred Stock and Warrants (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 24, 2017	Nov. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant to purchase common stock	1,936
Warrant exercise price	$ 1.25			$ 1.10
Conversion of preferred stock value				$ 564,000	$ 564,000
Derivative fair value				$ 902,358	902,358
Reduction in fair value of preferred stock					295,410
Deemed dividend					$ (606,948)
Series A-Stock [Member]
Stock issued during period of conversion				368,550
Series A Convertible Preferred Stock [Member]
Series A convertible preferred shares, discount				$ 351,000
FirstFire Global Opportunities Fund LLC [Member]
Stock issued during period, shares		117
Warrant to purchase common stock		283,140		226,512	226,512
Warrant exercise price				$ 1.25	$ 1.25
Fees and expense		$ 295,410
Number of additional warrants issued				56,628	56,628
Warrants issued				283,140	283,140
Warrant term				5 years
Sale of stock price per share				$ 1.25	$ 1.25
FirstFire Global Opportunities Fund LLC [Member] | Yorkville Advisors Global LP [Member]
Warrant to purchase common stock			166,860
Warrant exercise price			$ 1.00
Sale of stock price per share			$ 1.25
Fair value of warrants			$ 199,000
Convertible Preferred Series-A Stock [Member]
Stock issued during period, value	$ 3,000,000
Stock issued during period, shares	3
Preferred stock, description	Each Series-A share is convertible into such number of share of common stock of the Company equal to the stated value of $1,050 divided by the conversion price. The conversion price is the lesser of $1.00 per share or 80% of the VWAP of the 10 trading days prior to conversion.
Convertible Preferred Series-A Stock [Member] | FirstFire Global Opportunities Fund LLC [Member]
Stock issued during period, value		$ 351,000
Stock issued during period, shares		351,000
Warrant to purchase common stock		351,000
Warrants [Member]
Stock issued during period, value					$ 1,437,000
Warrant exercise price					$ 1.10
Conversion of preferred stock value				$ 283,140	$ 283,140
Fair value of warrants				$ 338,358	$ 338,358